Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	31
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,146,189,073.03	34,997	56.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$182,190,000.00	0.23886%	February 15, 2023
Class A-2 Notes	$361,420,000.00	0.73%	September 15, 2024
Class A-3 Notes	$361,420,000.00	1.29%	June 15, 2026
Class A-4 Notes	$95,040,000.00	1.56%	May 15, 2027
Class B Notes	$31,560,000.00	1.91%	July 15, 2027
Class C Notes	$21,020,000.00	2.14%	July 15, 2029

Total	$1,052,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$767,867.03

Principal:
Principal Collections	$13,325,351.83
Prepayments in Full	$4,769,714.96
Liquidation Proceeds	$127,015.02
Recoveries	$95,640.50
Sub Total	$18,317,722.31
Collections	$19,085,589.34

Purchase Amounts:
Purchase Amounts Related to Principal	$119,695.58
Purchase Amounts Related to Interest	$314.25
Sub Total	$120,009.83

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,205,599.17

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	31
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$19,205,599.17
Servicing Fee	$285,822.32	$285,822.32	$0.00	$0.00	$18,919,776.85
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$18,919,776.85
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$18,919,776.85
Interest - Class A-3 Notes	$159,211.63	$159,211.63	$0.00	$0.00	$18,760,565.22
Interest - Class A-4 Notes	$123,552.00	$123,552.00	$0.00	$0.00	$18,637,013.22
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,637,013.22
Interest - Class B Notes	$50,233.00	$50,233.00	$0.00	$0.00	$18,586,780.22
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,586,780.22
Interest - Class C Notes	$37,485.67	$37,485.67	$0.00	$0.00	$18,549,294.55
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,549,294.55
Regular Principal Payment	$16,704,738.09	$16,704,738.09	$0.00	$0.00	$1,844,556.46
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,844,556.46
Residual Released to Depositor	$0.00	$1,844,556.46	$0.00	$0.00	$0.00

Total		$19,205,599.17

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$16,704,738.09
Total					$16,704,738.09
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$16,704,738.09	$46.22	$159,211.63	$0.44	$16,863,949.72	$46.66
Class A-4 Notes	$0.00	$0.00	$123,552.00	$1.30	$123,552.00	$1.30
Class B Notes	$0.00	$0.00	$50,233.00	$1.59	$50,233.00	$1.59
Class C Notes	$0.00	$0.00	$37,485.67	$1.78	$37,485.67	$1.78
Total	$16,704,738.09	$15.87	$370,482.30	$0.35	$17,075,220.39	$16.22

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	31

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$148,103,845.88	0.4097832	$131,399,107.79	0.3635635
Class A-4 Notes	$95,040,000.00	1.0000000	$95,040,000.00	1.0000000
Class B Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Class C Notes	$21,020,000.00	1.0000000	$21,020,000.00	1.0000000
Total	$295,723,845.88	0.2809327	$279,019,107.79	0.2650635

Pool Information
Weighted Average APR	2.597%	2.605%
Weighted Average Remaining Term	32.29	31.56
Number of Receivables Outstanding	18,773	18,253
Pool Balance	$342,986,787.84	$324,554,383.60
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$319,290,187.84	$302,308,963.68
Pool Factor	0.2992410	0.2831596

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,648.59
Yield Supplement Overcollateralization Amount	$22,245,419.92
Targeted Overcollateralization Amount	$45,535,275.81
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$45,535,275.81

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,648.59
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,648.59
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,648.59

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	31
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		47	$90,626.85
(Recoveries)		34	$95,640.50
Net Loss for Current Collection Period			$(5,013.65)
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			-0.0175%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0677%
Second Prior Collection Period			0.0665%
Prior Collection Period			0.2022%
Current Collection Period			(0.0180)%
Four Month Average (Current and Prior Three Collection Periods)			0.0796%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,109	$4,514,232.14
(Cumulative Recoveries)			$1,080,448.83
Cumulative Net Loss for All Collection Periods			$3,433,783.31
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2996%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,070.54
Average Net Loss for Receivables that have experienced a Realized Loss			$3,096.29

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.27%	165	$4,137,461.50
61-90 Days Delinquent	0.26%	31	$856,545.02
91-120 Days Delinquent	0.02%	2	$59,211.95
Over 120 Days Delinquent	0.10%	10	$327,904.57
Total Delinquent Receivables	1.66%	208	$5,381,123.04

Repossession Inventory:
Repossessed in the Current Collection Period		8	$252,327.81
Total Repossessed Inventory		13	$458,884.02

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1665%
Prior Collection Period			0.1598%
Current Collection Period			0.2356%
Three Month Average			0.1873%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3832%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-A
Monthly Investor Report

Collection Period	July 2024
Payment Date	8/15/2024
Transaction Month	31

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	72	$1,784,774.47
2 Months Extended	120	$3,207,828.82
3+ Months Extended	23	$622,364.51

Total Receivables Extended	215	$5,614,967.80
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 5, 2024

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer